CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Apr. 30, 2018
Current assets:
Cash	$ 585,123	$ 585,253	$ 738,881	$ 944,890
Prepaid expenses	154,625	136,313		321,529
Total current assets	739,748	721,566		1,266,419
Marketable securities held in Trust Account	452,430,869	451,020,841		442,048,296
Total Assets	453,170,617	451,742,407		443,314,715
Current liabilities:
Accounts payable	161,579	11,654		115,112
Accrued expenses	1,514,828	444,337		7,500
Accrued expenses - related parties	176,774	146,774		26,774
Total current liabilities	1,853,181	602,765		149,386
Deferred underwriting commissions and legal fees	15,450,000	15,450,000		15,450,000
Total Liabilities	17,303,181	16,052,765		15,599,386
Commitments
Class A ordinary shares, $0.0001 par value; 41,913,174 and 42,018,501 shares subject to possible redemption at $10.28 and $10.25 per share at March 31, 2020 and December 31, 2019, respectively	430,867,428	430,689,635
Shareholders' Equity:
Preferred shares, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Additional paid-in capital	0	0		3,087,484
Retained earnings	4,998,611	4,998,621		1,911,142
Total Shareholders' Equity	5,000,008	5,000,007	5,000,006	5,000,008
Total Liabilities and Shareholders' Equity	453,170,617	451,742,407		443,314,715
Class A Ordinary shares
Commitments
Class A ordinary shares, $0.0001 par value; 41,913,174 and 42,018,501 shares subject to possible redemption at $10.28 and $10.25 per share at March 31, 2020 and December 31, 2019, respectively		430,689,635		422,715,321
Shareholders' Equity:
Ordinary shares	209	198		194
Total Shareholders' Equity	209	198	192	194
Class B Ordinary Shares
Shareholders' Equity:
Ordinary shares	1,188	1,188		1,188
Total Shareholders' Equity	$ 1,188	$ 1,188	$ 1,188	$ 1,188